UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	124,945	$8,539,991
Textron, Inc.	39,430	2,313,358
United Technologies Corp.	113,000	15,595,130

		$26,448,479

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.(1)	134,430	$12,294,968

		$12,294,968

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	56,399	$1,963,813

		$1,963,813

Banks — 16.9%
Bank of America Corp.	88,914	$2,845,248
Citigroup, Inc.	81,079	6,363,080
JPMorgan Chase & Co.	370,700	42,878,869
KeyCorp	689,553	14,756,434
PNC Financial Services Group, Inc. (The)	152,629	24,118,435
U.S. Bancorp	237,562	13,574,293
Wells Fargo & Co.	386,390	25,416,734

		$129,953,093

Capital Markets — 6.2%
Ameriprise Financial, Inc.	35,881	$6,053,125
Charles Schwab Corp. (The)	362,887	19,356,392
Credit Suisse Group AG ADR	732,740	14,171,192
Goldman Sachs Group, Inc. (The)	22,682	6,076,281
Raymond James Financial, Inc.	20,029	1,930,595

		$47,587,585

Construction & Engineering — 0.3%
Fluor Corp.	32,003	$1,942,582

		$1,942,582

Consumer Finance — 1.3%
American Express Co.	59,190	$5,883,486
Discover Financial Services	53,429	4,263,634

		$10,147,120

Containers & Packaging — 0.8%
International Paper Co.	94,211	$5,922,103

		$5,922,103

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	511,591	$27,661,725

		$27,661,725

Security	Shares	Value
Electric Utilities — 3.1%
NextEra Energy, Inc.	151,637	$24,022,334

		$24,022,334

Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$6,691,288

		$6,691,288

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	103,993	$5,325,482

		$5,325,482

Equity Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	47,915	$8,164,716
Boston Properties, Inc.	59,105	7,311,880
Simon Property Group, Inc.	98,068	16,021,369

		$31,497,965

Food Products — 2.4%
McCormick & Co., Inc.	36,682	$3,989,901
Mondelez International, Inc., Class A	54,258	2,409,055
Nestle SA	138,900	11,998,449

		$18,397,405

Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.(2)	239,134	$6,686,187
Stryker Corp.	58,093	9,549,327

		$16,235,514

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	63,849	$15,118,166

		$15,118,166

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	125,813	$7,147,437

		$7,147,437

Household Products — 0.4%
Colgate-Palmolive Co.	37,424	$2,778,358

		$2,778,358

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$13,369,329

		$13,369,329

Insurance — 4.3%
Alleghany Corp.(2)	10,617	$6,664,291
American International Group, Inc.	108,510	6,935,959
Prudential Financial, Inc.	83,332	9,901,508
Travelers Cos., Inc. (The)	64,030	9,599,378

		$33,101,136

Internet Software & Services — 3.5%
Alphabet, Inc., Class A(2)	9,850	$11,644,867
Alphabet, Inc., Class C(2)	8,199	9,592,338
eBay, Inc.(2)	144,926	5,881,097

		$27,118,302

Security	Shares	Value
IT Services — 0.7%
Visa, Inc., Class A(1)	45,667	$5,673,211

		$5,673,211

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	91,104	$20,417,317

		$20,417,317

Machinery — 1.0%
Caterpillar, Inc.	47,468	$7,726,841

		$7,726,841

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,656,891

		$1,656,891

Multi-Utilities — 2.3%
Sempra Energy	162,537	$17,394,710

		$17,394,710

Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	182,680	$22,898,938
ConocoPhillips	221,251	13,011,772
EOG Resources, Inc.	125,646	14,449,290
Exxon Mobil Corp.	249,154	21,751,144
Occidental Petroleum Corp.	48,024	3,600,359
Phillips 66	113,827	11,655,885

		$87,367,388

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	103,312	$13,942,988

		$13,942,988

Pharmaceuticals — 6.7%
Eli Lilly & Co.	128,396	$10,457,854
Johnson & Johnson	164,139	22,682,369
Merck & Co., Inc.	167,049	9,897,653
Zoetis, Inc.	115,695	8,877,277

		$51,915,153

Road & Rail — 0.9%
Union Pacific Corp.	54,746	$7,308,591

		$7,308,591

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	271,730	$13,081,082
QUALCOMM, Inc.	169,860	11,592,945

		$24,674,027

Software — 0.9%
Microsoft Corp.	40,810	$3,877,358
Oracle Corp.	62,474	3,223,034

		$7,100,392

Specialty Retail — 2.9%
Home Depot, Inc. (The)	85,910	$17,259,319
Tiffany & Co.(1)	44,668	4,763,842

		$22,023,161

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	92,287	$15,451,612

		$15,451,612

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(2)	66,422	$5,194,865
NIKE, Inc., Class B	64,497	4,399,985

		$9,594,850

Tobacco — 1.6%
Altria Group, Inc.	173,789	$12,224,318

		$12,224,318

Total Common Stocks (identified cost $377,536,529)		$769,195,634

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	1,069,284	$1,069,391

Total Short-Term Investments (identified cost $1,069,284)		$1,069,391

Total Investments — 99.9% (identified cost $378,605,813)		$770,265,025

Other Assets, Less Liabilities — 0.1%		$685,943

Net Assets — 100.0%		$770,950,968

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2018. The aggregate market value of securities on loan at January 31, 2018 was $10,847,619 and the total market value of the collateral received by the Portfolio was $11,151,445, comprised of U.S. Government and/or agency securities.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $7,780.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$42,386,152	$—		$—	$42,386,152
Consumer Staples	35,344,620	11,998,449		—	47,343,069
Energy	87,367,388	—		—	87,367,388
Financials	220,788,934	—		—	220,788,934
Health Care	103,686,150	—		—	103,686,150
Industrials	75,782,078	—		—	75,782,078
Information Technology	85,343,026	—		—	85,343,026
Materials	5,922,103	—		—	5,922,103
Real Estate	31,497,965	—		—	31,497,965
Telecommunication Services	27,661,725	—		—	27,661,725
Utilities	41,417,044	—		—	41,417,044
Total Common Stocks	$757,197,185	$11,998,449	*	$—	$769,195,634
Short-Term Investments	$—	$1,069,391		$—	$1,069,391
Total Investments	$757,197,185	$13,067,840		$—	$770,265,025

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018